Document and Entity Information	Sep. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001943802
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	FIRST SEACOAST BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-41597
Entity Tax Identification Number	92-0334805
Entity Address, Address Line One	633 Central Avenue
Entity Address, City or Town	Dover
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03820
City Area Code	(603)
Local Phone Number	742-4680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FSEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false